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                                  ANNUAL REPORT
                                OCTOBER 31, 1998

PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------

                                [United States]

--------------------------------------------------------------------------------
                                State Allocation


                       % of                                         % of
                    Municipal                                    Municipal
                      Bonds                                        Bonds


Texas                 19.5%                   Missouri             3.5%
Washington             9.6                    Georgia              3.3
Minnesota              8.4                    Illinois             2.5
Florida                8.4                    Ohio                 2.4
North Carolina         7.1                    Delaware             1.9
Virginia               5.3                    Utah                 1.9
South Carolina         5.1                    Indiana              1.4
Wisconsin              4.8                    Oregon               1.4
Maryland               4.5                    Hawaii               0.7
Kansas                 4.2
Tennessee              4.1                     Total             100.0%

  Average Maturity     9.4 years
 ................................................................................
  Average Duration     7 years
 ................................................................................
  Quality Breakdown:
     AAA               48%
     AA                52%

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dear Shareholders:

     We are pleased to report on the progress of your fund for the fiscal year ended October 31, 1998. In this year of volatile interest rates, the Fund recorded a total return of 7.5%. From its inception on February 26, 1990 through October 31, 1998, the Fund has posted a cumulative total return of 77.6%, which translates into an average annual total return of 7.4%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     The general level of municipal rates moved lower during the fiscal year, down about 30 basis points. The rate pattern was quite volatile during the year. Please see chart below.


THIS PAGE: 10/30/98 TO: 8/31/98

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F     10/30       4.80    F    10/9        4.75      F   9/18       4.86
T     10/29       4.79    T    10/8        4.68      T   9/17       4.87
W     10/28       4.79    W    10/7        4.63      W   9/16       4.88
T     10/27       4.77    T    10/6        4.62      T   9/15       4.89
M     10/26       4.77    M    10/5        4.67      M   9/14       4.89

F     10/23       4.78    F    10/2        4.72      F   9/11       4.88
T     10/22       4.75    T    10/1        4.76      T   9/10       4.87
W     10/21       4.73    W     9/30       4.78      W   9/9        4.88
T     10/20       4.73    T     9/29       4.82      T   9/8        4.89
M     10/19       4.70    M     9/28       4.83      M   9/7        4.88

F     10/16       4.70    F     9/25       4.83      F   9/4        4.88
T     10/15       4.71    T     9/24       4.83      T   9/3        4.88
W     10/14       4.71    W     9/23       4.83      W   9/2        4.88
T     10/13       4.73    T     9/22       4.83      T   9/1        4.87
M     10/12       4.75    M     9/21       4.83      M   8/31       4.86

THIS PAGE: 8/28/98 TO: 6/29/98

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F      8/30       4.86    F     8/7        4.94      F   7/17       5.00
T      8/27       4.86    T     8/6        4.95      T   7/16       5.00
W      8/26       4.86    W     8/5        4.95      W   7/15       4.98
T      8/25       4.88    T     8/4        4.94      T   7/14       4.98
M      8/24       4.88    M     8/3        4.95      M   7/13       4.96

F      8/21       4.88    F     7/31       4.97      F   7/10       4.93
T      8/20       4.92    T     7/30       4.97      T   7/9        4.93
W      8/19       4.93    W     7/29       4.98      W   7/8        4.93
T      8/18       4.93    T     7/28       4.99      T   7/7        4.93
M      8/17       4.93    M     7/27       4.98      M   7/6        4.93

F      8/14       4.93    F     7/24       4.98      F   7/3        4.93
T      8/13       4.94    T     7/23       4.98      T   7/2        4.93
W      8/12       4.93    W     7/22       4.98      W   7/1        4.95
T      8/11       4.93    T     7/21       4.98      T   6/30       4.96
M      8/10       4.94    M     7/20       4.99      M   6/29       4.95

THIS PAGE: 6/26/98 TO: 4/27/98

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F      6/26       4.94    F     6/5        4.96      F   5/15       5.09
T      6/25       4.95    T     6/4        4.97      T   5/14       5.10
W      6/24       4.93    W     6/3        4.97      W   5/13       5.10
T      6/23       4.93    T     6/2        4.97      T   5/12       5.12
M      6/22       4.93    M     6/1        4.96      M   5/11       5.13

F      6/19       4.94    F     5/29       4.97      F   5/8        5.11
T      6/18       4.93    T     5/28       4.98      T   5/7        5.11
W      6/17       4.98    W     5/27       4.98      W   5/6        5.11
T      6/16       4.93    T     5/26       5.00      T   5/5        5.12
M      6/15       4.91    M     5/25       5.03      M   5/4        5.12

F      6/12       4.92    F     5/22       5.03      F   5/1        5.13
T      6/11       4.92    T     5/21       5.03      T   4/30       5.14
W      6/10       4.93    W     5/20       5.03      W   4/29       5.18
T      6/9        4.96    T     5/19       5.06      T   4/28       5.16
M      6/8        4.96    M     5/18       5.06      M   4/27       5.16

THIS PAGE: 4/27/98 TO: 3/2/98

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F                         F     4/10        5.03      F   3/20       5.01
T                         T     4/9         5.03      T   3/19       5.02
W                         W     4/8         5.03      W   3/18       5.02
T                         T     4/7         5.02      T   3/17       5.02
M      4/27       5.16    M     4/6         5.02      M   3/16       5.03

F      4/24       5.10    F     4/3         5.00      F   3/13       5.04
T      4/23       5.10    T     4/2         5.04      T   3/12       5.04
W      4/22       5.08    W     4/1         5.05      W   3/11       5.04
T      4/21       5.07    T     3/31        5.05      T   3/10       5.05
M      4/20       5.05    M     3/30        5.05      M   3/9        5.04

F      4/17       5.04    F     3/27        5.04      F   3/6        5.04
T      4/16       5.04    T     3/26        5.03      T   3/5        5.05
W      4/15       5.05    W     3/25        5.03      W   3/4        5.02
T      4/14       5.05    T     3/24        5.01      T   3/3        5.02
M      4/13       5.06    M     3/23        5.01      M   3/2        4.99

THIS PAGE: 2/27/98 TO: 12/29/97

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F      2/27       4.95    F     2/6        4.93      F   1/16       4.83
T      2/26       4.94    T     2/5        4.93      T   1/15       4.80
W      2/25       4.94    W     2/4        4.91      W   1/14       4.82
T      2/24       4.95    T     2/3        4.91      T   1/13       4.82
M      2/23       4.91    M     2/2        4.93      M   1/12       4.83

F      2/20       4.89    F     1/30       4.92      F   1/9        4.87
T      2/19       4.88    T     1/29       4.93      T   1/8        4.91
W      2/18       4.86    W     1/28       4.95      W   1/7        4.95
T      2/17       4.85    T     1/27       4.95      T   1/6        4.93
M      2/16       4.89    M     1/26       4.92      M   1/5        4.93

F      2/13       4.89    F     1/23       4.93      F   1/2        4.96
T      2/12       4.89    T     1/22       4.86      T   1/1        4.99
W      2/11       4.91    W     1/21       4.84      W  12/31       4.99
T      2/10       4.94    T     1/20       4.84      T  12/30       5.01
M      2/9        4.94    M     1/19       4.83      M  12/29       4.98

THIS PAGE: 12/26/98 TO: 10/31/97

       DATE      YIELD          DATE      YIELD          DATE      YIELD
---------------------------------------------------------------------------
F     12/26       4.98    F    12/5        5.11      F  11/14       5.14
T     12/25       4.98    T    12/4        5.09      T  11/13       5.13
W     12/24       4.98    W    12/3        5.11      W  11/12       5.14
T     12/23       4.98    T    12/2        5.15      T  11/11       5.15
M     12/22       4.98    M    12/1        5.16      M  11/10       5.15

F     12/19       4.98    F    11/28       5.17      F  11/7        5.15
T     12/18       5.02    T    11/27       5.17      T  11/6        5.15
W     12/17       5.03    W    11/26       5.17      W  11/5        5.15
T     12/16       5.01    T    11/25       5.17      T  11/4        5.16
M     12/15       5.01    M    11/24       5.17      M  11/3        5.14

F     12/12       5.01    F    11/21       5.15      F  10/31       5.12
T     12/11       5.03    T    11/20       5.14
W     12/10       5.08    W    11/19       5.14
T     12/9        5.10    T    11/18       5.16
M     12/8        5.12    M    11/17       5.16


           Source: Bloomberg Inc.


     For additional information, please see our detailed Economic Outlook for 1999, which follows this letter.

Portfolio Management

     Over the fiscal year, municipal bonds have had a marked difference from taxable bonds in two ways. First, the quality spread in municipals remained stable while taxable corporate bonds saw a doubling of credit quality yield spread. Please see table below.

Quality Yield Spread Analysis

Municipal GO's         Corporate Indices
 BBB vs. AAA           BBB vs. AAA
--------------------------------------------------------------------------------
    10/98              10/97                  10/98                10/97
 ................................................................................
   +34 bp              +35 bp                 +99 bp               +50 bp

     The Fund has a high quality orientation, which means it performs best when a slow economy puts pressure on weaker credits. A robust economy like we have had recently eases credit quality concerns and produces better results for medium quality issues. We would expect some opening of the quality spreads among municipal bonds during the next year as the U.S. economy slows, causing lower growth in sales and income tax receipts.

     The second notable difference between the municipal and taxable markets was the outperformance of Treasuries. Over the fiscal year, long municipal bonds moved down in yield, but much less than Treasuries, producing a sizable jump in the relative yield of municipals over Treasuries. Please see table below.

30 Year AAA GO Municipal Yields As A Percentage Of 30 Year Treasury Bonds

    10/98              10/97
--------------------------------------------------------------------------------
    93.2%              83.2%
 ................................................................................

     The value of top quality municipal bonds is currently very high versus taxable Treasuries. We expect this advantage for high income individuals will draw support for municipals, and cause municipals to outperform Treasuries over the next year.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
Performance Review

     Municipal rates declined modestly during the fiscal year, producing better total returns for longer-term municipals than short-term issues. During the fiscal year, the Fund retained a relatively long average maturity profile and benefited from that general orientation. Please see the table below for a total return comparison of each maturity range.

Performance Comparisons*
Short to Long Maturity Municipals

Lehman Brothers                                Total Return
General Obligation                          Fiscal Year 1998
Municipal Bond Index                    Oct. 31, 1997-Oct. 31, 1998
--------------------------------------------------------------------------------
   1 year                                          4.9%
 ................................................................................
   3 years                                         5.7%
   5 years                                         6.5%
   7 years                                         7.4%
  10 years                                         8.5%
Long Term (17+ years)                              9.4%
* Past performance is not an indicator of future results. Please review Additional Performance Information on page 8.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh


R. Alan Medaugh
President and Director

November 19, 1998

ECONOMIC OUTLOOK FOR 1999
--------------------------------------------------------------------------------
Overview

     We expect the U.S. economy will slow over the next six months. Of greater investment importance, we see inflation turning into deflation. The Deflator, a very broad measure of inflation, is likely to register negative readings in the first half of 1999. Interest rates are likely to fall, for example the benchmark long Treasury rate should decline by one-half of a percent during the first half of 1999. The U.S. Federal Reserve has cut its key short term rate three times this year and we expect two more cuts in the first half of 1999, reducing the rate to 4.25% from its starting level of 5.50%. Please see table below.

ISI Economic Forecast

  Maturity                  98:1Q        98:2Q        98:3Q        98:4Q*   99:1Q*   99:2Q*
--------------------------------------------------------------------------------------------
  Nominal GDP                6.4%         2.7%         4.1%         2.0%     1.5%     1.5%
 ............................................................................................
  GDP Deflator**             1.1%         0.9%         0.8%         0.0%    -0.5%    -0.5%
 ............................................................................................
  Real GDP                   5.4%         1.8%         3.3%         2.0%     2.0%     2.0%
 ............................................................................................
  30-Year Bond Yields***     5.9%         5.6%         5.0%         5.1%     4.7%     4.6%
 ............................................................................................
  Fed Funds Rate***          5.5%         5.5%         5.2%         4.7%     4.5%     4.2%
 ............................................................................................

  * Estimated.
 ** A more accurate cost of living barometer than the CPI.
*** End of Quarter.

Synchronized Interest Rate Cutting

     The strongest current theme is the global flood of Central Bank easings and calls for more easings. This is not your typical backdrop for financial assets. We counted 18 Central Bank easings in October, and we're already up to 15 through mid-November. The International Monetary Fund (IMF) has urged French policymakers to cut rates. Germany's top economic adviser hinted at a "temporary" relaxation of Maastricht budgetary rigor. We have the feeling that Japanese policymakers have made more progress recently than they have made in the past 7 years. The latest stimulus plan could top $180 billion. The Liberal Democratic Party(LDP) agreed to a voucher plan designed to stimulate consumer spending rather than saving. The Bank of Japan (BoJ) has pushed the overnight call rate below 0.20% from 0.50%. The BoJ recently announced a host of new steps to inject more liquidity, including buying corporate bonds for the first time. The Nihon Keizai Shimbun, a Japanese business newspaper, reported that 15 of Japan's biggest lenders will issue preferred securities as a first

ECONOMIC OUTLOOK FOR 1999 (CONCLUDED)
--------------------------------------------------------------------------------
step in the government's capital injection program. On top of a recent bank bailout program, the Government will also lend $1 billion to Nissan Motor.

     We believe that Central Banks will in large part justify upcoming rate cuts with "tame inflation outlook" arguments. That's what Sweden's Central Bank did recently. We believe Central Banks will consider deflation just as destabilizing as inflation. The Group of 7 Industrialized Nations (G7) composite consumer inflation measure is likely to slow to a new low of 1.1% year to year when all the October numbers are in. Odds of lower inflation are very high. Odds of global deflation are above 50% (more on this below). G7 economic growth is now clearly slowing. The newly elected German government was successful in large part because of its call for faster economic growth, i.e. lower rates and more money growth.

Synchronized Global Cost Cutting

     Shades of a deflationary cost-cutting spiral are developing. Japan Air Lines (JAL) is cutting salaries. GM will "focus on slicing costs" in 1999. Chrysler wants to cut costs by $1.5 billion. Malaysian oil producers aim to cut costs by 30%! Also, Singapore announced plans in mid-November to make local industry more competitive, particularly electronics companies, by cutting company wage cost an astounding 15%. The value of the cuts equal an incredible 7% of Singapore's GDP. U.S. companies, in an effort to stay profitable, have accelerated layoffs. It is now estimated that calendar year 1998 will register the most layoffs in the 1990's. As an example of the fast pace, ISI has counted 49 layoff announcements in the first half of November with a total of 40,000 jobs involved.

Bond Market Support

     Institutional investors have become bullish on bonds, extending their portfolios. This is often a negative indicator because they have invested and therefore prices reflect a lot of good news. Offsetting this today are two powerful forces. First, as we have outlined above, short term rates are likely to fall and that might push individuals out of money funds, etc. into longer maturities as occurred in the early 1990's. Please see Money Mountain graph on the next page.

MONEY MARKET FUNDS + SMALL CDs
OCT. 26 $1714.8 BILLION


                MONEY                       MONEY                       MONEY                       MONEY                     MONEY
              MOUNTAIN                    MOUNTAIN                    MOUNTAIN                    MOUNTAIN                  MOUNTAIN
              --------                    --------                    --------                    --------                  --------
                                                                                                  C>

 7 JAN 85      1,059.7      17 MAR 86      1,079.9      25 MAY 87      1,061.1       1 AUG 88      1,224.6       9 OCT 89     1453.5
14 JAN 85      1,061.4      24 MAR 86      1,081.9       1 JUN 87      1,063.2       8 AUG 88      1,225.5      16 OCT 89     1454.1
21 JAN 85      1,061.3      31 MAR 86      1,086.2       8 JUN 87      1,066.7      15 AUG 88      1,227.9      23 OCT 89     1458.8
28 JAN 85      1,061.2       7 APR 86      1,085.4      15 JUN 87      1,066.7      22 AUG 88      1,232.1      30 OCT 89     1460.4
 4 FEB 85      1,060.0      14 APR 86      1,086.7      22 JUN 87      1,067.8      29 AUG 88      1,233.6       6 NOV 89     1462.9
11 FEB 85      1,059.8      21 APR 86      1,088.0      29 JUN 87      1,069.4       5 SEP 88      1,236.2      13 NOV 89     1465.6
18 FEB 85      1,060.3      28 APR 86      1,088.6       6 JUL 87      1,073.1      12 SEP 88      1,239.0      20 NOV 89     1465.6
25 FEB 85      1,059.5       5 MAY 86      1,088.5      13 JUL 87      1,074.6      19 SEP 88      1,243.0      27 NOV 89     1467.1
 4 MAR 85      1,059.2      12 MAY 86      1,089.0      20 JUL 87      1,075.6      26 SEP 88      1,245.9       4 DEC 89     1470.0
11 MAR 85      1,059.4      19 MAY 86      1,088.4      27 JUL 87      1,078.7       3 OCT 88      1,250.7      11 DEC 89     1470.8
18 MAR 85      1,059.6      26 MAY 86      1,088.3       3 AUG 87      1,081.4      10 OCT 88      1,253.2      18 DEC 89     1472.6
25 MAR 85      1,061.2       2 JUN 86      1,086.9      10 AUG 87      1,084.5      17 OCT 88      1,256.2      25 DEC 89     1474.9
 1 APR 85      1,063.2       9 JUN 86      1,086.1      17 AUG 87      1,086.3      24 OCT 88      1,259.3       1 JAN 90     1476.2
 8 APR 85      1,062.0      16 JUN 86      1,086.5      24 AUG 87      1,088.2      31 OCT 88      1,261.6       8 JAN 90     1476.6
15 APR 85      1,060.6      23 JUN 86      1,087.9      31 AUG 87      1,089.5       7 NOV 88      1,265.8      15 JAN 90     1476.0
22 APR 85      1,062.7      30 JUN 86      1,087.4       7 SEP 87      1,093.2      14 NOV 88      1,269.3      22 JAN 90     1476.7
29 APR 85      1,062.7       7 JUL 86      1,087.4      14 SEP 87      1,096.7      21 NOV 88      1,273.6      29 JAN 90     1478.4
 6 MAY 85      1,063.4      14 JUL 86      1,086.9      21 SEP 87      1,099.1      28 NOV 88      1,275.8       5 FEB 90     1480.8
13 MAY 85      1,064.0      21 JUL 86      1,087.3      28 SEP 87      1,100.1       5 DEC 88      1,277.2      12 FEB 90     1481.8
20 MAY 85      1,064.8      28 JUL 86      1,087.2       5 OCT 87      1,103.5      12 DEC 88      1,279.7      19 FEB 90     1482.1
27 MAY 85      1,064.9       4 AUG 86      1,087.2      12 OCT 87      1,106.3      19 DEC 88      1,283.0      26 FEB 90     1483.8
 3 JUN 85      1,066.0      11 AUG 86      1,087.2      19 OCT 87      1,109.5      26 DEC 88      1,285.3       5 MAR 90     1482.7
10 JUN 85      1,066.7      18 AUG 86      1,084.4      26 OCT 87      1,118.1       2 JAN 89      1,289.9      12 MAR 90     1485.0
17 JUN 85      1,067.6      25 AUG 86      1,083.1       2 NOV 87      1,121.8       9 JAN 89      1,291.5      19 MAR 90     1486.2
24 JUN 85      1,069.8       1 SEP 86      1,082.1       9 NOV 87      1,126.4      16 JAN 89      1,296.4      26 MAR 90     1488.2
 1 JUL 85      1,070.3       8 SEP 86      1,081.6      16 NOV 87      1,130.7      23 JAN 89      1,299.9       2 APR 90     1490.1
 8 JUL 85      1,067.9      15 SEP 86      1,081.7      23 NOV 87      1,133.5      30 JAN 89      1,303.5       9 APR 90     1490.0
15 JUL 85      1,067.0      22 SEP 86      1,083.8      30 NOV 87      1,135.2       6 FEB 89      1,305.9      16 APR 90     1489.1
22 JUL 85      1,065.3      29 SEP 86      1,084.9       7 DEC 87      1,139.6      13 FEB 89      1,309.1      23 APR 90     1491.0
29 JUL 85      1,063.8       6 OCT 86      1,083.5      14 DEC 87      1,143.6      20 FEB 89      1,313.9      30 APR 90     1493.5
 5 AUG 85      1,063.0      13 OCT 86      1,081.4      21 DEC 87      1,147.6      27 FEB 89      1,316.3       7 MAY 90     1492.4
12 AUG 85      1,062.9      20 OCT 86      1,079.0      28 DEC 87      1,148.9       6 MAR 89      1,321.9      14 MAY 90     1492.2
19 AUG 85      1,061.9      27 OCT 86      1,077.4       4 JAN 88      1,151.2      13 MAR 89      1,325.9      21 MAY 90     1489.1
26 AUG 85      1,060.8       3 NOV 86      1,075.5      11 JAN 88      1,154.8      20 MAR 89      1,330.3      28 MAY 90     1489.6
 2 SEP 85      1,060.8      10 NOV 86      1,072.0      18 JAN 88      1,161.1      27 MAR 89      1,335.3       4 JUN 90     1492.3
 9 SEP 85      1,059.7      17 NOV 86      1,071.1      25 JAN 88      1,166.0       3 APR 89      1,341.1      11 JUN 90     1492.5
16 SEP 85      1,059.7      24 NOV 86      1,070.4       1 FEB 88      1,172.2      10 APR 89      1,346.6      18 JUN 90     1497.9
23 SEP 85      1,059.8       1 DEC 86      1,069.0       8 FEB 88      1,176.1      17 APR 89      1,352.0      25 JUN 90     1498.0
30 SEP 85      1,061.2       8 DEC 86      1,067.3      15 FEB 88      1,181.0      24 APR 89      1,357.6       2 JUL 90     1500.8
 7 OCT 85      1,060.7      15 DEC 86      1,067.9      22 FEB 88      1,184.2       1 MAY 89      1,362.7       9 JUL 90     1499.7
14 OCT 85      1,060.0      22 DEC 86      1,069.3      29 FEB 88      1,187.0       8 MAY 89      1,369.2      16 JUL 90     1501.9
21 OCT 85      1,059.4      29 DEC 86      1,069.2       7 MAR 88      1,190.2      15 MAY 89      1,375.0      23 JUL 90     1503.1
28 OCT 85      1,058.5       5 JAN 87      1,071.5      14 MAR 88      1,192.5      22 MAY 89      1,382.1      30 JUL 90     1505.9
 4 NOV 85      1,058.0      12 JAN 87      1,069.6      21 MAR 88      1,196.1      29 MAY 89      1,385.0       6 AUG 90     1507.5
11 NOV 85      1,058.2      19 JAN 87      1,066.7      28 MAR 88      1,198.2       5 JUN 89      1,389.7      13 AUG 90     1511.4
18 NOV 85      1,058.0      26 JAN 87      1,066.4       4 APR 88      1,200.4      12 JUN 89      1,395.2      20 AUG 90     1511.1
25 NOV 85      1,058.7       2 FEB 87      1,064.6      11 APR 88      1,203.3      19 JUN 89      1,400.5      27 AUG 90     1514.5
 2 DEC 85      1,060.2       9 FEB 87      1,064.6      18 APR 88      1,203.6      26 JUN 89      1,404.9       3 SEP 90     1516.5
 9 DEC 85      1,061.1      16 FEB 87      1,065.1      25 APR 88      1,207.1       3 JUL 89      1,409.4      10 SEP 90     1516.7
16 DEC 85      1,061.8      23 FEB 87      1,063.2       2 MAY 88      1,208.1      10 JUL 89      1,413.8      17 SEP 90     1517.1
23 DEC 85      1,063.0       2 MAR 87      1,062.5       9 MAY 88      1,208.9      17 JUL 89      1,417.6      24 SEP 90     1518.4
30 DEC 85      1,064.0       9 MAR 87      1,062.4      16 MAY 88      1,210.7      24 JUL 89      1,420.4       1 OCT 90     1521.1
 6 JAN 86      1,066.2      16 MAR 87      1,061.8      23 MAY 88      1,213.1      31 JUL 89      1,423.3       8 OCT 90     1522.9
13 JAN 86      1,067.5      23 MAR 87      1,060.7      30 MAY 88      1,213.8       7 AUG 89      1,428.7      15 OCT 90     1522.3
20 JAN 85      1,069.1      30 MAR 87      1,060.7       6 JUN 88      1,212.5      14 AUG 89      1,431.8      22 OCT 90     1523.4
27 JAN 86      1,071.6       6 APR 87      1,059.7      13 JUN 88      1,212.2      21 AUG 89      1,435.9      29 OCT 90     1523.5
 3 FEB 86      1,072.0      13 APR 87      1,058.7      20 JUN 88      1,213.4      28 AUG 89      1,438.4       5 NOV 90     1523.3
10 FEB 86      1,072.8      20 APR 87      1,059.6      27 JUN 88      1,216.3       4 SEP 89      1,440.7      12 NOV 90     1524.4
17 FEB 86      1,073.7      27 APR 87      1,060.1       4 JUL 88      1,217.6      11 SEP 89      1,442.6      19 NOV 90     1523.9
24 FEB 86      1,073.5       4 MAY 87      1,061.0      11 JUL 88      1,219.2      18 SEP 89      1,445.9      26 NOV 90     1525.3
 3 MAR 86      1,075.2      11 MAY 87      1,058.9      18 JUL 88      1,221.4      25 SEP 89      1,449.0       3 DEC 90     1527.8
10 MAR 86      1,077.6      18 MAY 87      1,059.0      25 JUL 88      1,222.7       2 OCT 89      1,452.5      10 DEC 90     1527.6


                  MONEY                     MONEY                       MONEY                      MONEY                      MONEY
                MOUNTAIN                  MOUNTAIN                    MOUNTAIN                   MOUNTAIN                   MOUNTAIN
                --------                  --------                    --------                   --------                   --------
                                                                                                  C>
17 DEC 90       1,528.8       24 FEB 92    1,390.6       3 MAY 93      1,184.6      11 JUL 94     1,145.3      18 SEP 95     1,365.9
24 DEC 90       1,530.2        2 MAR 92    1,386.7      10 MAY 93      1,181.9      18 JUL 94     1,146.2      25 SEP 95     1,365.7
31 DEC 90       1,533.9        9 MAR 92    1,378.7      17 MAY 93      1,179.1      25 JUL 94     1,147.2       2 OCT 95     1,368.2
 7 JAN 91       1,534.6       16 MAR 92    1,372.7      24 MAY 93      1,180.6       1 AUG 94     1,148.5       9 OCT 95     1,370.6
14 JAN 91       1,538.6       23 MAR 92    1,368.2      31 MAY 93      1,178.7       8 AUG 94     1,150.7      16 OCT 95     1,371.7
21 JAN 91       1,541.2       30 MAR 92    1,362.4       7 JUN 93      1,177.5      15 AUG 94     1,151.5      23 OCT 95     1,373.3
28 JAN 91       1,542.5        6 APR 92    1,356.3      14 JUN 93      1,175.6      22 AUG 94     1,153.7      30 OCT 95     1,374.7
 4 FEB 91       1,543.1       13 APR 92    1,352.8      21 JUN 93      1,172.6      29 AUG 94     1,150.3       6 NOV 95     1,376.6
11 FEB 91       1,544.0       20 APR 92    1,346.8      28 JUN 93      1,168.0       5 SEP 94     1,151.4      13 NOV 95     1,379.8
18 FEB 91       1,542.3       27 APR 92    1,343.3       5 JUL 93      1,163.0      12 SEP 94     1,156.6      20 NOV 95     1,380.6
25 FEB 91       1,545.1        4 MAY 92    1,339.8      12 JUL 93      1,165.1      19 SEP 94     1,159.5      27 NOV 95     1,383.1
 4 MAR 91       1,545.0       11 MAY 92    1,333.9      19 JUL 93      1,162.2      26 SEP 94     1,161.3       4 DEC 95     1,384.1
11 MAR 91       1,543.6       18 MAY 92    1,329.0      26 JUL 93      1,160.5       3 OCT 94     1,164.0      11 DEC 95     1,385.3
18 MAR 91       1,543.7       25 MAY 92    1,325.7       2 AUG 93      1,159.2      10 OCT 94     1,168.6      18 DEC 95     1,389.0
25 MAR 91       1,544.3        1 JUN 92    1,323.7       9 AUG 93      1,156.1      17 OCT 94     1,170.9      25 DEC 95     1,390.1
 1 APR 91       1,542.5        8 JUN 92    1,320.2      16 AUG 93      1,153.7      24 OCT 94     1,172.8       1 JAN 96     1,389.5
 8 APR 91       1,541.3       15 JUN 92    1,316.6      23 AUG 93      1,153.9      31 OCT 94     1,176.3       8 JAN 96     1,391.3
15 APR 91       1,538.3       22 JUN 92    1,313.8      30 AUG 93      1,150.6       7 NOV 94     1,179.6      15 JAN 96     1,398.0
22 APR 91       1,537.1       29 JUN 92    1,310.1       6 SEP 93      1,149.0      14 NOV 94     1,184.3      22 JAN 96     1,394.3
29 APR 91       1,534.5        6 JUL 92    1,303.2      13 SEP 93      1,150.6      21 NOV 94     1,188.4      29 JAN 96     1,394.5
 6 MAY 91       1,533.0       13 JUL 92    1,303.5      20 SEP 93      1,148.2      28 NOV 94     1,190.3       5 FEB 96     1,394.0
13 MAY 91       1,531.4       20 JUL 92    1,296.9      27 SEP 93      1,148.6       5 DEC 94     1,195.0      12 FEB 96     1,398.6
20 MAY 91       1,528.2       27 JUL 92    1,293.9       4 OCT 93      1,146.3      12 DEC 94     1,199.5      19 FEB 96     1,400.9
27 MAY 91       1,525.6        3 AUG 92    1,290.3      11 OCT 93      1,145.2      19 DEC 94     1,202.7      26 FEB 96     1,408.6
 3 JUN 91       1,523.0       10 AUG 92    1,284.7      18 OCT 93      1,142.2      26 DEC 94     1,205.4       4 MAR 96     1,407.3
10 JUN 91       1,519.1       17 AUG 92    1,282.6      25 OCT 93      1,141.5       2 JAN 95     1,209.5      11 MAR 96     1,407.8
17 JUN 91       1,518.0       24 AUG 92    1,280.3       1 NOV 93      1,142.2       9 JAN 95     1,213.6      18 MAR 96     1,410.6
24 JUN 91       1,516.1       31 AUG 92    1,279.3       8 NOV 93      1,140.4      16 JAN 95     1,220.3      25 MAR 96     1,410.3
 1 JUL 91       1,515.4        7 SEP 92    1,273.7      15 NOV 93      1,140.3      23 JAN 95     1,225.8       1 APR 96     1,410.0
 8 JUL 91       1,511.6       14 SEP 92    1,270.3      22 NOV 93      1,143.2      30 JAN 95     1,230.4       8 APR 96     1,412.1
15 JUL 91       1,508.8       21 SEP 92    1,264.7      29 NOV 93      1,140.8       6 FEB 95     1,233.6      15 APR 96     1,415.4
22 JUL 91       1,506.5       28 SEP 92    1,261.7       6 DEC 93      1,139.4      13 FEB 95     1,238.9      22 APR 96     1,411.5
29 JUL 91       1,501.9        5 OCT 92    1,256.0      13 DEC 93      1,139.6      20 FEB 95     1,241.9      29 APR 96     1,408.3
 5 AUG 91       1,497.5       12 OCT 92    1,257.7      20 DEC 93      1,138.3      27 FEB 95     1,248.9       6 MAY 96     1,411.0
12 AUG 91       1,496.1       19 OCT 92    1,255.0      27 DEC 93      1,136.2       6 MAR 95     1,250.2      13 MAY 96     1,418.5
19 AUG 91       1,493.0       26 OCT 92    1,250.8       3 JAN 94      1,137.3      13 MAR 95     1,259.4      20 MAY 96     1,414.0
26 AUG 91       1,492.2        2 NOV 92    1,248.1      10 JAN 94      1,137.7      20 MAR 95     1,262.2      27 MAY 96     1,412.4
 2 SEP 91       1,488.9        9 NOV 92    1,241.1      17 JAN 94      1,133.7      27 MAR 95     1,266.6       3 JUN 96     1,419.1
 2 SEP 91       1,486.2       16 NOV 92    1,236.1      24 JAN 94      1,133.7       3 APR 95     1,269.7      10 JUN 96     1,420.5
 9 SEP 91       1,484.2       23 NOV 92    1,232.4      31 JAN 94      1,131.3      10 APR 95     1,275.9      17 JUN 96     1,424.7
23 SEP 91       1,481.4       30 NOV 92    1,232.0       7 FEB 94      1,130.3      17 APR 95     1,280.0      24 JUN 96     1,424.5
30 SEP 91       1,476.8        7 DEC 92    1,228.2      14 FEB 94      1,129.7      24 APR 95     1,285.6       1 JUL 96     1,424.3
 7 OCT 91       1,473.1       14 DEC 92    1,223.5      21 FEB 94      1,128.6       1 MAY 95     1,288.3       8 JUL 96     1,428.0
14 OCT 91       1,470.8       21 DEC 92    1,221.5      28 FEB 94      1,127.7       8 MAY 95     1,295.8      15 JUL 96     1,428.6
21 OCT 91       1,467.9       28 DEC 92    1,217.8       7 MAR 94      1,128.4      15 MAY 95     1,298.1      22 JUL 96     1,433.6
28 OCT 91       1,463.1        4 JAN 93    1,217.5      14 MAR 94      1,129.0      22 MAY 95     1,307.1      29 JUL 96     1,433.0
 4 NOV 91       1,457.8       11 JAN 93    1,215.7      21 MAR 94      1,129.3      29 MAY 95     1,309.6       5 AUG 96     1,433.7
11 NOV 91       1,457.1       18 JAN 93    1,211.0      28 MAR 94      1,127.4       5 JUN 95     1,315.4      12 AUG 96     1,435.8
18 NOV 91       1,452.7       25 JAN 93    1,209.8       4 APR 94      1,127.3      12 JUN 95     1,322.9      19 AUG 96     1,438.6
25 NOV 91       1,450.5        1 FEB 93    1,206.1      11 APR 94      1,134.6      19 JUN 95     1,326.3      26 AUG 96     1,439.7
 2 DEC 91       1,446.3        8 FEB 93    1,203.6      18 APR 94      1,135.0      26 JUN 95     1,328.2       2 SEP 96     1,441.8
 9 DEC 91       1,442.4       15 FEB 93    1,201.2      25 APR 94      1,138.8       3 JUL 95     1,333.6       9 SEP 96     1,445.4
16 DEC 91       1,442.6       22 FEB 93    1,201.7       2 MAY 94      1,138.9      10 JUL 95     1,338.1      16 SEP 96     1,446.3
23 DEC 91       1,434.8        1 MAR 93    1,199.9       9 MAY 94      1,141.0      17 JUL 95     1,340.9      23 SEP 96     1,446.1
30 DEC 91       1,430.0        8 MAR 93    1,198.9      16 MAY 94      1,140.4      24 JUL 95     1,346.5      30 SEP 96     1,446.2
 6 JAN 92       1,420.6       15 MAR 93    1,196.3      23 MAY 94      1,142.2      31 JUL 95     1,347.5       7 OCT 96     1,449.3
13 JAN 92       1,416.7       22 MAR 93    1,194.3      30 MAY 94      1,138.2       7 AUG 95     1,352.6      14 OCT 96     1,453.2
20 JAN 92       1,411.6       29 MAR 93    1,192.3       6 JUN 94      1,137.6      14 AUG 95     1,354.1      21 OCT 96     1,455.4
27 JAN 92       1,409.5        5 APR 93    1,187.6      13 JUN 94      1,138.3      21 AUG 95     1,357.8      28 OCT 96     1,458.9
 3 FEB 92       1,404.3       12 APR 93    1,187.5      20 JUN 94      1,136.9      28 AUG 95     1,359.0       4 NOV 96     1,459.9
10 FEB 92       1,398.9       19 APR 93    1,184.7      27 JUN 94      1,138.4       4 SEP 95     1,363.2      11 NOV 96     1,462.2
17 FEB 92       1,393.9       26 APR 93    1,184.4       4 JUL 94      1,141.1      11 SEP 95     1,364.4      18 NOV 96     1,461.6

                   MONEY                           MONEY
                 MOUNTAIN                        MOUNTAIN
                 --------                        --------
25 NOV 96        1,461.8          2 FEB 98        1,590.6
 2 DEC 96        1,462.0          9 FEB 98        1,595.6
 9 DEC 96        1,469.8         16 FEB 98        1,600.1
16 DEC 96        1,470.9         23 FEB 98        1,606.5
23 DEC 96        1,473.9          2 MAR 98        1,605.4
30 DEC 96        1,473.8          9 MAR 98        1,609.9
 6 JAN 97        1,475.6         16 MAR 98        1,609.8
13 JAN 97        1,480.4         23 MAR 98        1,611.7
20 JAN 97        1,476.9         30 MAR 98        1,613.6
27 JAN 97        1,478.2          6 APR 98        1,613.9
 3 FEB 97        1,483.7         13 APR 98        1,620.4
10 FEB 97        1,485.6         20 APR 98        1,617.4
17 FEB 97        1,487.0         27 APR 98        1,620.6
24 FEB 97        1,485.5          4 MAY 98        1,619.5
 3 MAR 97        1,488.8         11 MAY 98        1,624.1
10 MAR 97        1,493.5         18 MAY 98        1,623.6
17 MAR 97        1,493.3         25 MAY 98        1,628.4
24 MAR 97        1,495.0          1 JUN 98        1,632.5
31 MAR 97        1,497.9          8 JUN 98        1,635.8
 7 APR 97        1,503.9         15 JUN 98        1,634.7
14 APR 97        1,507.0         22 JUN 98        1,638.2
21 APR 97        1,507.7         29 JUN 98        1,639.0
28 APR 97        1,505.4          6 JUL 98        1,635.0
 5 MAY 97        1,501.6         13 JUL 98        1,637.9
12 MAY 97        1,506.9         20 JUL 98        1,634.9
19 MAY 97        1,510.3         27 JUL 98        1,641.7
26 MAY 97        1,513.7          3 AUG 98        1,644.9
 2 JUN 97        1,514.8         10 AUG 98        1,650.6
 9 JUN 97        1,519.6         17 AUG 98        1,653.5
16 JUN 97        1,518.3         24 AUG 98        1,660.2
23 JUN 97        1,519.3         31 AUG 98        1,665.8
30 JUN 97        1,521.5          7 SEP 98        1,676.5
 7 JUL 97        1,528.8         14 SEP 98        1,684.9
14 JUL 97        1,526.9         21 SEP 98        1,690.2
21 JUL 97        1,527.0         28 SEP 98        1,689.8
28 JUL 97        1,528.8          5 OCT 98        1,686.8
 4 AUG 97        1,531.3         12 OCT 98        1,696.2
11 AUG 97        1,538.7         19 OCT 98        1,705.9
18 AUG 97        1,544.2         26 OCT 98        1,712.2
25 AUG 97        1,545.1          2 NOV 98        1,712.4
 1 SEP 97        1,553.5          9 NOV 98        1,714.5
 8 SEP 97        1,555.3         15 NOV 98        1,712.9
15 SEP 97        1,557.3         23 NOV 98        1,711.2
22 SEP 97        1,555.8         30 NOV 98        1,711.1
29 SEP 97        1,557.2          7 DEC 98        1,713.8
 6 OCT 97        1,560.8         14 DEC 98        1,718.3
13 OCT 97        1,564.3         21 DEC 98             NA
20 OCT 97        1,564.9         28 DEC 98             NA
27 OCT 97        1,467.0
 3 NOV 97        1,467.7
10 NOV 97        1,569.8
17 NOV 97        1,573.0
24 NOV 97        1,570.6
 1 DEC 97        1,574.5
 8 DEC 97        1,571.3
15 DEC 97        1,571.1
22 DEC 97        1,574.0
29 DEC 97        1,574.0
 5 JAN 98        1,576.0
12 JAN 98        1,585.3
19 JAN 98        1,587.4
26 JAN 98        1,589.7


                Source: ISI Inc.

     And second, Japan, a heavy world saver, has extremely low interest rates and a major CD rollover problem. The problem is that $100 billion in CDs purchased 5 years ago at 6% interest rate are coming due. The new 5-year rate is approximately 0.75%. That means individuals are faced with the prospect of receiving only one eighth of their current income if they buy a new 5-year investment. Capital outflows from Japan are likely to result and the U.S. market with its higher rates is a strong candidate for this investment flow.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on October 23, 1990 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.50% maximum sales charge.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Change in Value of a $10,000 Investment*
October 23, 1990, 1995-October 31, 1998

10/90 .......    955010000             10000                  10000
10/91 .......   1071511125             11007                  10290
10/92 .......   1136412032             11889                  10619
10/93 .......   1299613654             13116                  10916
10/94 .......   1215213172             12919                  11200
10/95 .......   1402514996             14282                  11514
10/96 .......   1468015826             14938                  11859
10/97 .......   1577017141             15879                  12108
10/98 .......   1619618511             16811                  12288


  Periods Ended 10/31/98           1 Year          5 Years     Since Inception**
--------------------------------------------------------------------------------
  Class A Shares                   2.70%            4.50%            6.81%
 ................................................................................

 *These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.50% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. Although the G.O. Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. The CPI is a widely used measure of inflation. Past performance is not an indicator of future results.
**10/23/90.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

-------------------------------------------------------------------------------------------
Statement of Net Assets                                                    October 31, 1998
                                              Rating*                Par          Market
Issuer                                     (Moody's/S&P)            (000)          Value
-------------------------------------------------------------------------------------------
Municipal Bonds--97.4%
-------------------------------------------------------------------------------------------

General Obligation--72.4%
Arlington County, VA
 5.000%, 10/01/14 ........................     Aaa/AAA             $2,000       $2,063,420
Arlington Texas School District
 5.750%, 02/15/21 ........................     Aaa/NR**             1,465        1,542,938
Charlotte, NC:
 5.300%, 04/01/11 ........................     Aaa/AAA              1,590        1,698,438
 5.300%, 04/01/12 ........................     Aaa/AAA              3,445        3,661,966
Dallas, TX:
 5.000%, 02/15/10 ........................     Aaa/AAA              1,750        1,808,993
 5.000%, 02/15/13 ........................     Aaa/AAA              1,755        1,795,523
Delaware St., Series "A"
 5.120%, 04/01/16 ........................     Aa1/AA+              2,150        2,191,882
Dupage County, IL, Jail Project
 5.600%, 01/01/21 ........................     Aaa/AAA              1,600        1,743,456
Florida Board of Education
 6.125%, 06/01/12 ........................     Aa2/AA+              2,250        2,426,130
Florida State Brd Cap Outlay, Series "C"
 5.500%, 06/01/21 ........................     Aa2/AA+              2,000        2,081,600
Florida State Board of Education GO
 5.125%, 06/01/22 ........................     Aa2/AA+              3,000        3,015,030
Franklin County, OH:
 5.450%, 12/01/09 ........................     Aaa/AAA              1,500        1,626,420
 5.500%, 12/01/13 ........................     Aaa/AAA              1,000        1,081,840
Georgia State, Series "D":
 5.250%, 08/01/09 ........................     Aaa/AAA              1,580        1,726,545
 5.000%, 08/01/10 ........................     Aaa/AAA              2,000        2,133,680
Grand Prairie, TX, School District
 5.200%, 02/15/18 ........................     Aaa/AAA              2,000        2,029,160
King County, WA:
 5.200%, 12/01/15 ........................     Aa1/AA+              2,500        2,574,325
 5.000%, 12/01/17 ........................     Aa1/AA+              2,565        2,579,774
Maryland State & Local Facilities,
   Second Series
 5.125%, 10/15/10 ........................     Aaa/AAA              3,000        3,197,670

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

-------------------------------------------------------------------------------------------
Statement of Net Assets (continued)           Rating*                Par          Market
Issuer                                     (Moody's/S&P)            (000)          Value
-------------------------------------------------------------------------------------------
Municipal Bonds--continued
-------------------------------------------------------------------------------------------

General Obligation--continued
Metropolitan Government Nashville &
   Davidson County, TN
 5.125%, 11/15/19 ........................     Aa2/AA              $2,000       $2,000,720
Minneapolis, MN, Sports Arena Project
 5.000%, 10/01/11 ........................     Aaa/AAA              1,710        1,785,685
Minneapolis, MN, Ref - Series "B"
 5.200%, 03/01/13 ........................     Aaa/AAA              3,200        3,359,552
Minneapolis, MN, Sports Arena Project
 5.000%, 10/01/12 ........................     Aaa/AAA              1,920        1,991,482
Minnesota State
 5.000%, 11/01/14 ........................     Aaa/AAA              2,500        2,557,925
Missouri State, Series "A":
 5.000%, 06/01/19 ........................     Aaa/AAA              2,000        2,022,700
 5.000%, 06/01/23 ........................     Aaa/AAA              2,000        2,005,960
Montgomery County, MD,
   Cons Pub Series "A"
 4.875%, 05/01/18 ........................     Aaa/AAA              2,000        2,000,860
Plano, TX, Independent School District
 5.000%, 02/15/11 ........................     Aaa/AAA              3,000        3,064,080
Portland, OR, Metro Regional
   Government Ult
 5.250%, 09/01/07 ........................     Aa/AA+               1,500        1,602,285
Salt Lake County, UT
 5.250%, 12/15/10 ........................     Aaa/AAA              2,000        2,139,500
South Carolina Capital Improvement:
 5.000%, 03/01/09 ........................     Aaa/AAA              2,700        2,858,247
 5.625%, 07/01/14 ........................     Aaa/AAA              2,700        2,942,595
Tennessee State:
 5.500%, 03/01/09 ........................     Aaa/AAA              1,535        1,655,528
 5.550%, 03/01/10 ........................     Aaa/AAA              1,000        1,081,290
Washington State:
   Series "A", 5.600%, 07/01/10 ..........     Aa1/AA+              1,500        1,623,300
   Series "E", 5.000%, 07/01/22 ..........     Aa1/AA+              2,000        1,964,460
   Series "R", 5.000%, 07/01/14 ..........     Aa1/AA+              2,250        2,286,248

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

-------------------------------------------------------------------------------------------
Statement of Net Assets (continued)           Rating*                Par          Market
Issuer                                     (Moody's/S&P)            (000)          Value
-------------------------------------------------------------------------------------------
Municipal Bonds--continued
-------------------------------------------------------------------------------------------
General Obligation--concluded

Wisconsin State:
   Series 1, 5.000%, 05/01/15 ............     Aa2/AA             $  1,000     $  1,011,850
   Series "B", 5.000%, 05/01/16 ..........     Aa2/AA                3,500        3,536,925
   Series "B", 5.000%, 05/01/18 ..........     Aa2/AA                1,000          993,840
                                                                               ------------
                                                                                 85,463,822
                                                                               ------------
Electric and Gas Utility Revenue--0.3%
San Antonio, TX, Electric & Gas Revenue
 6.500%, 02/01/12 ........................     Aaa/AA                  315          322,056
                                                                               ------------
Prerefunded Issues--12.9%
Arlington, TX, School District

 5.750%, 02/15/21 ........................     Aaa/NR**              3,535        3,877,930
Charlotte, NC
 5.800%, 02/01/16 ........................     Aaa/AAA               2,500        2,765,550
Chicago, IL, Metropolitan Water
   Reclamation District-Greater Chicago
 6.300%, 12/01/09 ........................     Aa2/AA                1,000        1,140,000
Indianapolis, IN, Public Improvement
   Board Revenue
 6.000%, 01/10/18 ........................     Aaa/AAA               1,500        1,622,505
Lower Colorado River Authority, Jr. Lien
 5.250%, 01/01/15 ........................     #AAA/AAA              2,000        2,125,820
San Antonio, TX, Prerefunded Series "A"
 6.500%, 02/01/12 ........................     Aaa/AA                  685          701,145
State of Hawaii Prerefunded
 7.000%, 06/10/06 ........................     #AAA/++                 750          790,725
Texas State
 6.000%, 10/01/14 ........................     Aa2/AA                2,000        2,222,020
                                                                               ------------
                                                                                 15,245,695
                                                                               ------------
Transportation Revenue--9.3%
Florida Transportation
 5.800%, 07/01/18 ........................     Aa2/AA+               2,000        2,158,300
Kansas Transportation
 5.400%, 03/01/09 ........................     Aa2/AA+               4,500        4,811,900

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

-------------------------------------------------------------------------------------------
Statement of Net Assets (continued)           Rating*                Par          Market
Issuer                                     (Moody's/S&P)            (000)          Value
-------------------------------------------------------------------------------------------
Municipal Bonds--continued
-------------------------------------------------------------------------------------------
Transportation Revenue--concluded
Virginia State Transportation Board
 5.125%, 05/15/21 ........................    Aa2/AA                $4,000      $ 3,981,360
                                                                               ------------
                                                                                 10,951,560
                                                                               ------------
Other Revenue--2.5%
Texas Water Development Board Rev
 4.750%, 07/15/20 ........................    Aa1/AAA                3,000        2,893,440
                                                                               ------------
Total Municipal Bonds
  (Cost $108,251,337) .......................................................   114,876,573
                                                                               ------------
-------------------------------------------------------------------------------------------
 U.S. Treasury Bill -- 0.4%
-------------------------------------------------------------------------------------------

U. S. Treasury Bill
4.17%+, 01/14/99 ...................................................  500           496,057
                                                                               ------------
Total U.S. Treasury Bill
  (Cost $496,057) ...........................................................       496,057
                                                                               ------------
-------------------------------------------------------------------------------------------
 Repurchase Agreement -- 0.9%
-------------------------------------------------------------------------------------------

Goldman Sachs & Co., 5,25%
Dated 10/30/98, to be repurchased
@$1,042,456 on 11/02/98, collateralized
by U.S. Treasury Bond with a market
value of $1,063,482.
(Cost $1,042,000) .................................................  1,042        1,042,000
                                                                               ------------
Total Investments in Securities--98.7%
 (Cost $109,789,394)***                                                         116,414,630
Other Assets in Excess of Liabilities--1.3%                                       1,545,991
                                                                               ------------
Net Assets--100.0% ..........................................................  $117,960,621
                                                                               ============

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
Statement of Net Assets (concluded)                             October 31, 1998

                                                                       Market
                                                                       Value
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
  Flag Investors Class A Share
    ($37,211,361 / 3,381,290 shares outstanding) ...................   $11.01
                                                                       ======


  ISI Class Share
    ($80,749,260 / 7,336,051 shares outstanding)....................   $11.01
                                                                       ======
Maximum Offering Price Per:
  Flag Investors Class A Share
    ($11.01 / 0.9550) ..............................................   $11.53
                                                                       ======
  ISI Class Share
    ($11.01 / 0.9555) ..............................................   $11.52
                                                                       ======
--------
* The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1998. Ratings of issues have not been audited by PricewaterhouseCoopers LLP
**   Not Rated.
***  Also aggregate cost for federal tax purposes.
+    Yield as of October 31, 1998.
++ Prerefunded bonds backed by U.S. Treasury securities. Absent prerefunding, this obligation is rated Aa3/A+.

Moody's Municipal Bond Ratings:
Aaa  Judged to be of the best quality.
Aa Judged to be of high quality by all standards. Issues are sometimes rated with a 1,2 or 3, which denote a high, medium, or low ranking within the rating.
#AAA Advance refunded issues secured by escrowed funds held in cash, held in a trust or invested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government.
NR   Not rated.

S&P Municipal Bond Ratings:

AAA  Of the highest quality.
AA The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
A The third strongest capacity for payment of debt service. Those determined to possess very strong safety characteristics are denoted with a plus (+) sign.
NR   Not rated.

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Operations
                                                                      For the
                                                                     Year Ended
                                                                     October 31,
--------------------------------------------------------------------------------
                                                                       1998
Investment Income:
  Interest .......................................................   $5,977,969
                                                                     ----------
Expenses:
 Investment advisory fee .........................................      465,117
 Distribution fee ................................................      290,698
 Administration fee ..............................................      232,559
 Professional Fees ...............................................      291,608
 Custodian fee ...................................................       17,763
 Miscellaneous ...................................................       19,100
                                                                     ----------
               Total expenses ....................................    1,316,845
Less: Fees waived ................................................     (270,314)
                                                                     ----------
Net expenses .....................................................    1,046,531
                                                                     ----------
 Net investment income ...........................................    4,931,438
                                                                     ----------
Net realized and unrealized gain on investments:
Net realized gain from security transactions .....................      910,737
                                                                     ----------
Change in unrealized appreciation/(depreciation)
 of investments ..................................................    2,598,160
                                                                     ----------
Net gain on investments ..........................................    3,508,897
                                                                     ----------
Net increase in net assets resulting from operations .............   $8,440,335
                                                                     ==========
                       See Notes to Financial Statements.

Statement if Changes in Net Assets


                                                         For the Year Ended October 31,
 --------------------------------------------------------------------------------------
                                                                1998           1997
Increase/(Decrease) in Net Assets:
Operations:
  Net investment income...........................        $   4,931,438   $  5,357,775
  Net realized gain from security transactions....              910,737      1,002,650
  Change in unrealized appreciation/
    depreciation of investments...................            2,598,160      2,249,576
                                                          -------------   ------------
  Net increase in net assets resulting
    from operations...............................            8,440,335      8,610,001
                                                          -------------   ------------
Dividends to Shareholders from:
  Net investment income and net realized
    short-term gains..............................
    Flag Investors Class A Shares.................           (1,861,540)    (1,919,815)
    ISI Class Shares..............................           (3,912,967)    (3,948,488)
  Net realized mid-term and long-term gains:
    Flag Investors Class A Shares.................             (106,065)      (129,060)
    ISI Class Shares..............................             (218,689)      (267,980)
                                                          -------------   ------------
  Total distributions.............................           (6,099,261)    (6,265,349)
                                                          -------------   ------------
Capital Shares Transactions:
  Proceeds from sale of shares....................           7,880,427       5,846,126
  Value of shares issued in
    reinvestment of dividends.....................           3,000,727       3,443,291
  Cost of shares repurchased......................         (12,655,343)    (20,144,490)
                                                          ------------    ------------
Decrease in net assets derived from capital
  share transactions..............................          (1,774,189)    (10,855,073)
                                                          ------------    ------------
  Total increase/(decrease) in net assets.........             556,885      (8,510,415)

Net Assets:
  Beginning of year...............................         117,393,736     125,904,151
                                                          ------------    ------------
  End of year.....................................        $117,960,621    $117,393,736
                                                          ============================



                       See Notes to Financial Statements

                       This page intentionally left blank

FLAG INVESTORS MANAGED MUNICIPAL FUND SERIES
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A and ISI Class Shares
(For a share outstanding throughout each year)

                                                                  For the Year Ended
                                                                      October 31,       For the Years Ended October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                             1998           1997         1996              1995          1994
                                                             ----           ----         ----              ----          ----
Per Share Operating Performance:
   Net asset value at beginning of year .................  $  10.79       $  10.58       $  10.65       $   9.81       $  11.10
                                                           --------       --------       --------       --------       --------
Income from Investment Operations:
   Net investment income ................................      0.46           0.52           0.48           0.48           0.46
   Net realized and unrealized gain/(loss) on
     investments.........................................      0.33           0.24             --           0.98          (1.15)
                                                           --------       --------       --------       --------       --------
   Total from Investment Operations .....................      0.79           0.76           0.48           1.46          (0.69)

Less Distributions:
   Distributions from net investment income
      and net realized short-term gains .................     (0.54)         (0.52)         (0.54)         (0.54)         (0.56)
   Distributions from net realized paid-term and
      long-term gains ...................................     (0.03)         (0.03)         (0.01)            --          (0.04)
                                                           --------       --------       --------       --------       --------
   Total distributions ..................................     (0.57)         (0.55)         (0.55)         (0.08)         (0.60)
                                                           --------       --------       --------       --------       --------
   Net asset value at end of year .......................  $  11.01       $  10.79       $  10.58       $  10.65       $   9.81
                                                           ========       ========       ========       ========       ========

Total Return(1) .........................................      7.51%          7.43%          4.67%         15.42%         (6.49)%
Ratios to Average Daily Net Assets:
   Expenses(2) ..........................................      0.90%          0.90%          0.90%          0.90%          0.90%
   Net investment income(3) .............................      4.24%          4.46%          4.48%          4.72%          4.37%
Supplemental Data:
   Net assets at end of year (000):
      Flag Investors Class A Shares .....................  $ 37,212       $ 38,390       $ 41,193       $ 45,980       $ 49,903
      ISI Class Shares ..................................  $ 80,749       $ 79,003       $ 84,712       $ 86,292       $ 83,607
   Portfolio turnover rate ..............................        18%            26%            32%            55%            37%

-----------
(1) Total return excludes the effect of sales charge.


25/26

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements
NOTE 1--Significant Accounting Policies

     Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 5, 1990 and commenced operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class Shares"), which commenced February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A Shares"), which commenced October 23, 1990.

     The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

A. Security Valuation--Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTE 1--concluded

B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults, the value of the collateral declines or the broker enters into an insolvency proceeding.

C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

         The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

D. Security Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

         International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 2--continued

its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. At October 31, 1998, the Fund owed $13,770 of advisory fees. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%. At October 31, 1998, the Fund owed $6,880 of administration fees.

     ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the year ended October 31, 1998, ISI waived fees of $180,209 and ICC waived fees of $90,105.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. The Fund paid ICC $57,444 for accounting services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $4,899 of accounting services fees.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $44,009 for transfer agent services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $10,740 of transfer agent services fees.

     As compensation for providing distribution services for the ISI Class, the Fund pays ISI Group Inc. ("ISI Group"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. As compensation for providing distribution services for the Flag Investors Class A Shares, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 1998, distribution fees aggregated $290,698, of which $197,149 was attributable to the ISI Class Shares and $93,549 was attributable to the Flag Investors Class A Shares. At October 31, 1998, the Fund owed distribution fees in the amount of $25,020, of which $7,887 was attributable to Flag Investors Class A shares and $17,133 was attributable to ISI shares.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTE 2--concluded

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1998 was $9,669, and the accrued liability was $22,435.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 37 million shares of $.001 par value capital stock (15 million Flag Investors Class A, 20 million ISI Class, and 2 million undesignated). Transactions in shares of the Fund are listed below.


                                              Flag Investors Class A Shares
                                           --------------------------------
                                            For the                For the
                                           Year Ended            Year Ended
                                         October 31, 1998     October 31, 1997
                                         ----------------     ----------------
   Shares sold .........................       206,924              167,474
   Shares issued to shareholders on
      reinvestment of dividends ........        87,142              101,621
   Shares redeemed .....................      (470,241)            (606,069)
                                          ------------          -----------
   Net decrease in shares outstanding ..      (176,175)            (336,974)
                                          ============          ===========
   Proceeds from sale of shares ........  $  2,245,321          $ 1,785,725
   Value of reinvested dividends .......       943,497            1,072,730
   Cost of shares redeemed .............    (5,115,075)          (6,423,913)
                                          ------------          -----------
   Net decrease from capital share
    transactions .......................  $ (1,926,257)         $(3,565,458)
                                          ============          ===========

                                                  ISI Class Shares
                                        ---------------------------------------
                                             For the               For the
                                           Year Ended            Year Ended
                                        October 31, 1998       October 31, 1997
                                        ----------------       ----------------
   Shares sold .......................         518,215               382,670
   Shares issued to shareholders on
      reinvestment of dividends ......         190,021               224,594
   Shares redeemed ...................        (695,012)           (1,295,279)
                                          ------------          ------------
   Net increase/(decrease) in
      shares outstanding .............          13,224              (688,015)
                                          ============          ============
   Proceeds from sale of shares ......    $  5,635,106          $  4,060,401
   Value of reinvested dividends .....       2,057,230             2,370,561
   Cost of shares redeemed ...........      (7,540,268)          (13,720,577)
                                          ------------          ------------
   Net increase/(decrease) from
       capital share transactions ....    $    152,068          $ (7,289,615)
                                          ============          ============

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $21,658,111 and sales of investment securities aggregated $20,035,415 for the year ended October 31, 1998.

     On October 31, 1998, aggregate net unrealized appreciation over tax cost for portfolio securities was $6,625,236, of which $6,706,173 related to appreciated securities and $80,937 related to depreciated securities.

NOTE 5--Net Assets

     On October 31, 1998, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares ....................               $ 34,201,512
   ISI Class Shares .................................                 77,101,755
Accumulated undistributed net investment income .....                     32,118
 Unrealized appreciation of investments .............                  6,625,236
                                                                    ------------
                                                                    $117,960,621
                                                                    ============
NOTE 6--Shareholder Meeting

         On October 23, 1998, the Managed Municipal Fund held a special meeting for its shareholders. During the meeting, shareholders elected the following directors: Edward S. Hyman, Richard T. Hale, Jospeh R. Hardiman, Eugene J. McDonald, R. Alan Medaugh, James J. Cunnane, Louis E. Levy, Rebecca W. Rimel, and CarlW. Vogt,Esq.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Shareholders and Directors of
Managed Municipal Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. (the "Fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 1, 1998

--------------------------------------------------------------------------------

Tax Information (unaudited) for the Tax Year Ended October 31, 1998

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
     The fund's distributions to shareholders included $1,035,617 from long-term capital gains; of which $992,328 was subject to the 20% rate gains category.
     The fund's distributions to shareholders included $4,784,053 from tax-exempt income.

 FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Directors and Officers

                           EDWARD S. HYMAN
                              Chairman

       RICHARD T. HALE                       NANCY LAZAR
        Vice Chairman                       Vice President

       R. ALAN MEDAUGH                     CARRIE L. BUTLER
     Director and President                 Vice President

      JAMES J. CUNNANE                    MARGARET M. BEELER
         Director                      Assistant Vice President

     JOSEPH R. HARDIMAN                     KEITH C. REILLY
          Director                     Assistant Vice President

       LOUIS E. LEVY                        AMY M. OLMERT
         Director                            Secretary

     EUGENE J. MCDONALD                   JOSEPH A. FINELLI
         Director                            Treasurer

     REBECCA W. RIMEL                      SCOTT J. LIOTTA
         Director                         Assistant Secretary

     CARL W. VOGT, ESQ.
         Director

Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.


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         This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
         For more complete information regarding any of the Flag Investors
    Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.



                                 FLAG INVESTORS

                                     Growth
                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund

                                    Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund

                                    Balanced
                        Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares

                                 Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.